Condensed Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 34	$ 25
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Issuance of common shares for settlement of liabilities	3,704	2,034
Debt Conversion, Converted Instrument, Amount	799	783
Issuance of common shares for exercise of warrants applied to settlement of liabilities	92	0
Noncash Acquisition, Value of Assets Acquired	11,408	1,560
Convertible debt issued for prepaid services	0	150
Issuance of common shares for settlement of related party liabilities	$ 0	$ 379